Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000015696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	3.82%	14.56%		9.56%
C000015699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.28%	15.02%		9.37%
C000172343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000015700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000172344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000015696
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%	15.92%		10.21%
Without Sales Load [Member] | C000015699
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%	15.02%		9.37%
Without Sales Load [Member] | C000172343
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	16.32%	10.76%
Without Sales Load [Member] | C000015700
Average Annual Return [Line Items]
Average Annual Return, Percent	10.43%	16.21%		10.47%
Without Sales Load [Member] | C000172344
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%	16.24%	10.71%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%		14.71%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%		14.71%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.68%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%		14.71%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.68%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%		9.77%
DWS Index: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	12.94%		10.03%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%		9.77%
DWS Index: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	12.94%		10.03%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%	9.82%
DWS Index: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	12.94%	9.71%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%		9.77%
DWS Index: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	12.94%		10.03%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%	9.82%
DWS Index: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	12.94%	9.71%